Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2018
Registrant Name	dei_EntityRegistrantName	FEDERATED TOTAL RETURN SERIES INC
Central Index Key	dei_EntityCentralIndexKey	0000912763
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 12, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 12, 2019
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A